Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (Unaudited)
Note 16 – Quarterly Results (Unaudited)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2015 and 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

	Quarters Ended
(In thousands, except share and per share amounts)	March 31, 2015	June 30, 2015	September 30, 2015	December 31, 2015
Total revenues	$42,866	$43,269	$44,051	$44,312
Basic net income (loss)	$4,901	$(1,624)	$(11,428)	$(12,966)
Adjustments to net income (loss) for common share equivalents	(116)	—	—	—
Diluted net income (loss)	4,785	(1,624)	(11,428)	(12,966)

Basic weighted-average shares outstanding	65,672,016	66,045,785	66,450,057	65,937,566
Basic net income (loss) per share	$0.07	$(0.02)	$(0.17)	$(0.20)
Diluted weighted-average shares outstanding	65,677,204	66,045,785	66,450,057	65,937,566
Diluted net income (loss) per share	$0.07	$(0.02)	$(0.17)	$(0.20)

	Quarters Ended (1)
(In thousands, except share and per share amounts)	March 31, 2014	June 30, 2014	September 30, 2014	December 31, 2014
Total revenues	$30,124	$42,076	$43,222	$42,958
Basic net (loss) income	$(9,569)	$1,127	$1,610	$4,835
Adjustments to net (loss) income for common share equivalents	—	(156)	(98)	(92)
Diluted net income (loss)	$(9,569)	$971	$1,512	$4,743

Basic weighted-average shares outstanding	62,693,554	64,018,318	64,654,279	65,243,247
Basic net (loss) income per share	$(0.15)	$0.02	$0.02	$0.07
Diluted weighted-average shares outstanding	62,693,554	64,023,762	64,661,074	65,248,137
Diluted net (loss) income per share	$(0.15)	$0.02	$0.02	$0.07
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(1)
The aforementioned unaudited quarterly financial information has been revised to reflect certain adjustments and final purchase price allocations to previously reported quarterly information associated with acquisitions completed during 2014. As a result, amortization and accretion of above-market lease assets and below-market lease liabilities decreased total revenue by $0.1 million, $0.4 million and $0.4 million for the three months ended March 31, June 30 and September 30, 2014, respectively. Additionally, the Company decreased depreciation and amortization expense by $1.2 million, $3.4 million and $3.7 million, for the three months ended March 31, June 30 and September 30, 2014, respectively.

	Period from January 22, 2013 (date of inception) to March 31, 2013	Quarters Ended
(In thousands, except share and per share amounts)		June 30, 2013	September 30, 2013	December 31, 2013
Total revenues	$—	$35	$2,093	$22,161
Net loss	$(29)	$(215)	$(17,014)	$(3,539)
Basic and diluted weighted-average shares outstanding	8,888	5,173,574	38,295,114	62,329,506
Basic and diluted net loss per share	$(3.26)	$(0.04)	$(0.44)	$(0.06)